Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CONCENTRATIONS [Abstract]
CONCENTRATIONS
NOTE 9 – CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the nine months ended September 30, 2013 and 2012.

	Nine Months Ended September 30,
Customers	2013	2012
A	34%	21%

Suppliers

No supplier accounted for 10% or more of the Company’s purchases during the nine months ended September 30, 2013 and 2012.

NOTE 9 – CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2012 and 2011.

	Years Ended December 31,
Customers	2012	2011
A	21%	27%

Suppliers

No supplier accounted for 10% or more of the Company’s purchases during the years ended December 31, 2012 and 2011.